Investment in Affiliate (Details) - Schedule of Summarized Balance Sheet - Wellution account [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets	$ 924
Long-term assets	3,189
Current liabilities	(154)
Equity	$ 3,959